UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Goldberg
Title:  Chief Investment Officer
Phone:  (212) 931-9600


Signature, Place and Date of Signing:

/s/ Stuart Goldberg            New York, New York            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:   $53,020
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2008

COLUMN 1                          COLUMN  2        COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                                  VALUE     SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS        CUSIP       (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
A C MOORE ARTS & CRAFTS INC         COM              00086T103   2,595       413,835            SOLE       NONE   413,835
AES CORP                            COM              00130H105   2,605       222,822            SOLE       NONE   222,822
ARRIS GROUP INC                     COM              04269Q100   2,757       356,639            SOLE       NONE   356,639
CALGON CARBON CORP                  COM              129603106   6,667       327,475            SOLE       NONE   327,475
FOREST LABS INC                     COM              345838106   1,817        64,262            SOLE       NONE    64,262
GENERAL CABLE CORP DEL NEW          COM              369300108   1,899        53,310            SOLE       NONE    53,310
GENTEK INC                          COM NEW          37245X203   4,153       161,520            SOLE       NONE   161,520
HARMONIC INC                        COM              413160102   4,601       544,475            SOLE       NONE   544,475
HILL INTERNATIONAL INC              COM              431466101   2,373       171,307            SOLE       NONE   171,307
MERCK & CO INC                      COM              589331107   1,881        59,608            SOLE       NONE    59,608
NATIONAL COAL CORP                  COM NEW          632381208   1,767       337,847            SOLE       NONE   337,847
O2MICRO INTERNATIONAL LTD           SPONS ADR        67107W100   3,525       971,087            SOLE       NONE   971,087
POLYPORE INTL INC                   COM              73179V103     847        39,381            SOLE       NONE    39,381
PROSHARES TR                        ULTSH SMCAP600   74347R792   1,677        23,337            SOLE       NONE    23,337
RENTRAK CORP                        COM              760174102   1,178        85,204            SOLE       NONE    85,204
SAFEWAY INC                         COM NEW          786514208   3,288       138,628            SOLE       NONE   138,628
TECHWELL INC                        COM              87874D101   3,702       392,545            SOLE       NONE   392,545
TEVA PHARMACEUTICAL INDS LTD        ADR              881624209   4,025        87,906            SOLE       NONE    87,906
PROSHARES TR                        ULTSHT RUS2000   74347R834   1,662        23,112            SOLE       NONE    23,112

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